Statements of Cash Flows - Community Specialty Pharmacy, LLC [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating Activities:
Net Income (Loss)	$ 97,373	$ 58,461	$ (63,132)	$ (216,634)
Changes in operating assets and liabilities:
Accounts Receivable	(398)		5,096	65,546
Prepaids and Other Current Assets			3,647	(8,406)
Inventory	(10,000)	30,000	41,130	58,358
Accounts Payable	(49,641)	(102,217)	22,027	54,215
Accrued Liabilities	(62)	33	45	8
Accrued Interest - Related Party		163	327	286
Deferred Income				(17,525)
Net Cash provided by (used in) operating activities	37,272	(13,560)	9,140	(64,152)
Financing Activities:
Repayments of Lines of Credit	(36,636)	(18,137)	(94,301)	(94,930)
Proceeds from Lines of Credit	40,000	65,000	77,311	52,007
Net Cash provided by (used in) financing activities	3,364	46,863	(16,990)	(42,923)
Net increase or (decrease) in Cash	40,636	33,303	(7,850)	(107,075)
Cash at Beginning of the Period	86,796	94,646	94,646	201,721
Cash at End of the Period	127,432	127,949	86,796	94,646
Supplemental Cash Flow Information
Cash Paid for Interest	5,222	4,795	8,789	7,649
Cash Paid for Income Taxes
Non-Cash Financing Transactions
Reclass of related party advances to capital contribution			22,165	14,111
Capital contribution related to rent waived	$ 18,000